As filed with the Securities and Exchange Commission on May 29, 2026

Securities Act File No. 333-09341

Investment Company Act File No. 811-07739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 84	☒

(Check appropriate box or boxes)

HARDING, LOEVNER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Crossing Boulevard, Fourth Floor

Bridgewater, New Jersey 08807

(Address of Principal Executive Offices)

1-877-435-8105

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service	Copies to:
Andrew E. Oliva The Northern Trust Company 333 South Wabash Ave Chicago, Illinois 60604	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on June 12, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 81 (the “Amendment”) to the Registration Statement of Harding, Loevner Funds, Inc. (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 16, 2026 for the purpose of registering one new series of the Registrant, the International Developed Markets Select Equity ETF. This Post-Effective Amendment No. 82 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 12, 2026 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 82 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 82 and has duly caused this Post-Effective Amendment No. 82 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 29th day of May, 2026.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Aaron Bellish
Aaron Bellish, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 82 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Aaron J. Bellish Aaron J. Bellish	Director and President (Principal Executive Officer)	May 29, 2026

* Carolyn N. Ainslie Carolyn N. Ainslie	Director	May 29, 2026

* Alexandra K. Lynn Alexandra K. Lynn	Director	May 29, 2026

* Jill R. Cuniff Jill R. Cuniff	Director	May 29, 2026

* Jason Lamin Jason Lamin	Director	May 29, 2026

* R. Kelly Doherty R. Kelly Doherty	Director	May 29, 2026

* Charles W. Freeman III Charles W. Freeman III	Director	May 29, 2026

* Eric Rakowski Eric Rakowski	Director	May 29, 2026

/s/ Tracy L. Dotolo Tracy L. Dotolo	Chief Financial Officer and Treasurer (Principal Financial Officer)	May 29, 2026

/s/ Andrew E. Oliva Andrew E. Oliva	Secretary	May 29, 2026

* Attorney-in-Fact

Dated: May 29, 2026

*As Attorney-in-Fact pursuant to Powers of Attorney filed previously filed in Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A.